As filed with the Securities and Exchange Commission on February 9, 2012
                                                                                                                                                                                                               File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 704	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 704	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

       It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On March 9, 2012, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

          If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 704 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until March 9, 2012, the effectiveness of the registration statement for the iShares FTSE China A50 Index Fund (the “Fund”), filed in Post-Effective Amendment No. 502 on January 25, 2011, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
518	April 8 , 2011	May 3, 2011
531	May 2, 2011	June 1, 2011
543	May 31, 2011	June 30, 2011
552	June 29, 2011	July 29, 2011
562	July 28, 2011	August 26, 2011
574	August 25, 2011	September 23, 2011
584	September 22, 2011	October 21, 2011
608	October 20, 2011	November 18, 2011
616	November 17, 2011	December 16, 2011
631	December 15, 2011	January 13, 2012
673	January 12, 2012	February 10, 2012

This Post-Effective Amendment No. 704 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 502.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 704 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 9th day of February, 2012.

iSHARES TRUST

By:
Michael Latham*
President and Trustee

Date: February 9, 2012

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 704 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Trustee

Date: February 9, 2012

John E. Martinez*
Trustee

Date: February 9, 2012

George G. C. Parker*
Trustee

Date: February 9, 2012

Cecilia H. Herbert*
Trustee

Date: February 9, 2012

Charles A. Hurty*
Trustee

Date: February 9, 2012

John E. Kerrigan*
Trustee

Date: February 9, 2012

Robert H. Silver*
Trustee

Date: February 9, 2012

Robert S. Kapito*
Trustee

Date: February 9, 2012

Madhav V. Rajan*
Trustee

Date: February 9, 2012

/s/ Jack Gee
Jack Gee
Treasurer

Date: February 9, 2012

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: February 9, 2012

*
Powers of Attorney, each dated June 23, 2011, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G. C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 561, filed July 22, 2011.